Summary of Significant Accounting Policies (Restructuring) (Detail) $ in Thousands		1 Months Ended	3 Months Ended
	Jan. 12, 2017 Employee	Jan. 31, 2017 Employee	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)
Accounting Policies [Abstract]
Workforce reduction, positions | Employee	25	25
Workforce reduction, remaining positions | Employee	5	5
Restructuring charges			$ 3,486	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Payments for restructuring			1,200
Accrued restructuring charges			$ 2,251